SCHEDULE OF REVENUE FROM RELATED PARTIES (Details) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Total	$ 1,325,617	$ 548,351
Linsun Smart Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Total	347,253
Dogness Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Total	$ 978,364	$ 548,351